NOTES PAYABLE (Unsecured Promissory Notes) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 04, 2016	Feb. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Proceeds from notes payable				$ 92,000		$ 583,000
Shares issued as incentive			7,182,868
Accrued interest			$ 68,639		61,694	50,138
Amortization expense			1,262	80,254	407,182	269,576
Notes payable current, unamortized discounts			507		$ 1,769	$ 77,157
Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Proceeds from notes payable	$ 30,000	$ 63,000
Interest rate on note	10.00%	18.00%
Maturity date	Feb. 04, 2017	Feb. 04, 2016
Shares issued in debt conversion		400,000				400,000
Amount of debt conversion		$ 21,211				$ 21,211
Accrued interest	$ 5,940		13,828
Amortization expense			1,262	$ 6,253
Outstanding balance of note at end of period			68,940
Notes payable current, unamortized discounts			$ 507
Unsecured Promissory Notes [Member] | Restricted Stock [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	150,000	200,000
Unsecured Promissory Notes [Member] | MRI [Member]
Debt Instrument [Line Items]
Proceeds from notes payable		$ 30,000
Interest rate on note	18.00%	18.00%
Maturity date		Feb. 04, 2016
Unsecured Promissory Notes [Member] | MRI [Member] | Restricted Stock [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion		200,000